Maturity analysis of assets and liabilities (Detail] - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets
Total financial assets measured at amortized cost	$ 1,085,094	$ 1,050,326
Amounts due from banks	19,243	18,111
Loans and advances to customers	658,760	587,347
Other Financial Assets At Amortised Cost	72,025	59,279
Total financial assets measured at fair value through profit or loss	466,051	466,719
Financial assets at fair value not held for trading	107,293	95,203
Financial assets measured at fair value through other comprehensive income	13,868	2,195
Total non-financial assets	52,200	48,800
Total assets	1,617,173	1,568,060	$ 1,156,016
Liabilities
Total financial liabilities measured at amortized cost	1,099,169	1,054,796
Customer deposits	796,330	749,476
Funding from UBS Group AG measured at amortized cost	110,614	107,918
Debt issued measured at amortized cost	100,207	101,104
Total financial liabilities measured at fair value through profit or loss	415,001	401,555
Debt issued designated at fair value	107,544	102,567
Total non-financial liabilities	13,800	17,000
Total liabilities	1,527,994	1,473,394
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments	82,100	79,600
Guarantees	47,400	40,700
Forward starting transactions, reverse repurchase agreements and securities borrowing agreements	10,700	24,900
Irrevocable committed prolongation of existing loans	8,200	4,600
Total	148,400	149,800
Due within 1 month
Assets
Total financial assets measured at amortized cost	532,700	558,400
Amounts due from banks	17,700	16,700
Loans and advances to customers	184,200	164,900
Other Financial Assets At Amortised Cost	10,900	9,900
Total financial assets measured at fair value through profit or loss	402,000	413,200
Financial assets at fair value not held for trading	43,200	41,700
Financial assets measured at fair value through other comprehensive income	100	500
Total non-financial assets	18,200	12,800
Total assets	953,000	984,800
Liabilities
Total financial liabilities measured at amortized cost	759,100	691,500
Customer deposits	681,500	611,700
Funding from UBS Group AG measured at amortized cost	1,800	0
Debt issued measured at amortized cost	7,100	8,300
Total financial liabilities measured at fair value through profit or loss	310,600	299,700
Debt issued designated at fair value	14,400	12,000
Total non-financial liabilities	8,400	11,300
Total liabilities	1,078,200	1,002,400
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments	80,700	78,700
Guarantees	47,400	40,700
Forward starting transactions, reverse repurchase agreements and securities borrowing agreements	10,700	24,900
Irrevocable committed prolongation of existing loans	3,300	2,500
Total	142,000	146,700
Due between 1 and 3 months
Assets
Total financial assets measured at amortized cost	44,800	50,300
Amounts due from banks	700	500
Loans and advances to customers	31,900	33,300
Other Financial Assets At Amortised Cost	1,400	900
Total financial assets measured at fair value through profit or loss	10,400	6,500
Financial assets at fair value not held for trading	10,400	6,500
Financial assets measured at fair value through other comprehensive income	600	800
Total non-financial assets		300
Total assets	55,900	57,900
Liabilities
Total financial liabilities measured at amortized cost	64,600	80,000
Customer deposits	55,600	65,500
Funding from UBS Group AG measured at amortized cost	200	2,500
Debt issued measured at amortized cost	7,000	7,300
Total financial liabilities measured at fair value through profit or loss	10,900	11,900
Debt issued designated at fair value	10,500	11,400
Total non-financial liabilities	4,400	3,900
Total liabilities	79,900	95,800
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments	600	500
Irrevocable committed prolongation of existing loans	2,100	700
Total	2,700	1,200
Due between 3 and 12 months
Assets
Total financial assets measured at amortized cost	77,600	70,200
Amounts due from banks	700	500
Loans and advances to customers	67,900	62,000
Other Financial Assets At Amortised Cost	5,000	5,300
Total financial assets measured at fair value through profit or loss	12,400	14,200
Financial assets at fair value not held for trading	12,400	14,200
Financial assets measured at fair value through other comprehensive income	1,400	900
Total non-financial assets	500	600
Total assets	91,800	86,000
Liabilities
Total financial liabilities measured at amortized cost	87,200	88,000
Customer deposits	38,300	51,200
Funding from UBS Group AG measured at amortized cost	5,400	3,200
Debt issued measured at amortized cost	36,900	29,600
Total financial liabilities measured at fair value through profit or loss	24,100	27,700
Debt issued designated at fair value	22,900	26,300
Total non-financial liabilities	0	100
Total liabilities	111,300	115,800
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments	800	400
Irrevocable committed prolongation of existing loans	2,800	1,400
Total	3,500	1,700
Due between 1 and 2 years
Assets
Total financial assets measured at amortized cost	131,600	116,200
Amounts due from banks	0	0
Loans and advances to customers	122,500	108,900
Other Financial Assets At Amortised Cost	8,900	6,600
Total financial assets measured at fair value through profit or loss	22,100	13,500
Financial assets at fair value not held for trading	22,100	13,500
Financial assets measured at fair value through other comprehensive income	0	0
Total non-financial assets		0
Total assets	153,700	129,700
Liabilities
Total financial liabilities measured at amortized cost	30,600	45,900
Customer deposits	9,100	8,900
Funding from UBS Group AG measured at amortized cost	9,200	17,000
Debt issued measured at amortized cost	7,500	15,400
Total financial liabilities measured at fair value through profit or loss	31,800	26,700
Debt issued designated at fair value	30,600	25,100
Total non-financial liabilities	100	200
Total liabilities	62,500	72,900
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments	100	0
Irrevocable committed prolongation of existing loans	0	0
Total	100	0
Due between 2 and 5 years
Assets
Total financial assets measured at amortized cost	161,500	130,500
Amounts due from banks	100	200
Loans and advances to customers	138,900	112,500
Other Financial Assets At Amortised Cost	22,500	17,700
Total financial assets measured at fair value through profit or loss	14,500	12,700
Financial assets at fair value not held for trading	14,500	12,700
Financial assets measured at fair value through other comprehensive income	500	0
Total non-financial assets	300	2,500
Total assets	176,800	145,800
Liabilities
Total financial liabilities measured at amortized cost	72,600	71,600
Customer deposits	11,700	11,800
Funding from UBS Group AG measured at amortized cost	32,600	31,900
Debt issued measured at amortized cost	19,200	18,700
Total financial liabilities measured at fair value through profit or loss	12,400	13,100
Debt issued designated at fair value	11,100	11,500
Total non-financial liabilities	200	400
Total liabilities	85,200	85,200
Due after 5 years
Assets
Total financial assets measured at amortized cost	136,800	124,700
Amounts due from banks	100	100
Loans and advances to customers	113,400	105,700
Other Financial Assets At Amortised Cost	23,300	18,900
Total financial assets measured at fair value through profit or loss	1,300	2,300
Financial assets at fair value not held for trading	1,300	2,300
Financial assets measured at fair value through other comprehensive income	11,200	0
Total non-financial assets	1,000	1,100
Total assets	150,200	128,200
Liabilities
Total financial liabilities measured at amortized cost	65,400	61,900
Customer deposits	100	300
Funding from UBS Group AG measured at amortized cost	41,800	37,500
Debt issued measured at amortized cost	22,400	21,800
Total financial liabilities measured at fair value through profit or loss	25,200	22,400
Debt issued designated at fair value	18,100	16,300
Total non-financial liabilities	200	400
Total liabilities	90,700	84,700
Perpetual / Not applicable
Assets
Total financial assets measured at fair value through profit or loss	3,400	4,200
Financial assets at fair value not held for trading	3,400	4,200
Total non-financial assets	32,300	31,500
Total assets	35,700	35,800
Liabilities
Total financial liabilities measured at amortized cost	19,600	15,900
Funding from UBS Group AG measured at amortized cost	19,600	15,900
Total non-financial liabilities	600	700
Total liabilities	20,300	16,600
of which: non-subordinated
Liabilities
Debt issued measured at amortized cost	99,900	100,400
of which: non-subordinated | Due within 1 month
Liabilities
Debt issued measured at amortized cost	7,100	8,300
of which: non-subordinated | Due between 1 and 3 months
Liabilities
Debt issued measured at amortized cost	7,000	7,300
of which: non-subordinated | Due between 3 and 12 months
Liabilities
Debt issued measured at amortized cost	36,600	29,200
of which: non-subordinated | Due between 1 and 2 years
Liabilities
Debt issued measured at amortized cost	7,500	15,200
of which: non-subordinated | Due between 2 and 5 years
Liabilities
Debt issued measured at amortized cost	19,100	18,600
of which: non-subordinated | Due after 5 years
Liabilities
Debt issued measured at amortized cost	22,400	21,800
of which: subordinated
Liabilities
Debt issued measured at amortized cost	300	700
of which: subordinated | Due within 1 month
Liabilities
Debt issued measured at amortized cost	0
of which: subordinated | Due between 3 and 12 months
Liabilities
Debt issued measured at amortized cost	200	300
of which: subordinated | Due between 1 and 2 years
Liabilities
Debt issued measured at amortized cost	0	300
of which: subordinated | Due between 2 and 5 years
Liabilities
Debt issued measured at amortized cost	$ 100	$ 100